Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
9. Goodwill and Intangible Assets
On September 17, 2020, the Company acquired certain assets and assumed certain liabilities of CPN. This transaction was accounted for as a business combination in accordance with ASC Topic 805
Business Combinations.
The Company recorded $3,377 of goodwill and $13,570 of intangible assets associated with this acquisition. Refer to Note “3. Acquisition” for detail.
Goodwill was $28,916 as of September 30, 2020 and $25,539 as of December 31, 2019. There were no impairments recorded against goodwill during the three and nine months ended September 30, 2020 and 2019.
In April 2019, the Company purchased $750 of intangibles related to patent and know-how
which were recorded within the developed technology category. The Company paid $250 at the time of the transaction with the remaining purchase price being paid over two years after the transaction closed. As of September 30, 2020, $250 was remaining and was recorded in accrued expenses and other current liabilities on the consolidated balance sheets.
Identifiable intangible assets consisted of the following as of September 30, 2020:

	Original Cost	Accumulated Amortization	Net Book Value
Developed technology	$32,620	$(13,503)	$19,117
Trade names and trademarks	2,080	(828)	1,252
Customer relationships	10,690	(45)	10,645
Non-compete agreements	1,010	(175)	835

Total	$46,400	$(14,551)	$31,849

Identifiable intangible assets consisted of the following as of December 31, 2019:

	Original Cost	Accumulated Amortization	Net Book Value
Developed technology	$30,570	$(11,266)	$19,304
Trade names and trademarks	2,000	(650)	1,350
Non-compete agreements	260	(117)	143

Total	$32,830	$(12,033)	$20,797

Amortization of intangible assets, calculated on a straight-line basis or using an accelerated method, was $885 and $1,529 for the three months ended September 30, 2020 and 2019, respectively, and $2,518 and $4,526 for the nine months ended September 30, 2020 and 2019, respectively.

8. Goodwill and Intangible Assets
During 2017, the Company recorded $19,446 of goodwill associated with the acquisition of NuTech Medical (see Note “1. Nature of Business and Basis of Presentation”). Goodwill was $25,539 as of December 31, 2019 and 2018.
In April 2019, the Company purchased $750 of intangible assets related to patent and know-how
which were recorded within the developed technology category. The Company paid $250 at the time of the transaction. The remaining $500 is being paid over the eight quarters after the transaction closed and is recorded in accrued expenses and other current liabilities and other liabilities on the consolidated balance sheets.

Identifiable intangible assets consisted of the following as of December 31, 2019:

	Original Cost	Accumulated Amortization	Net Book Value
Developed technology	$30,570	$(11,266)	$19,304
Trade names and trademarks	2,000	(650)	1,350
Independent sales agency network	4,500	(4,500)	—
Non-compete agreements	260	(117)	143

Total	$37,330	$(16,533)	$20,797

Identifiable intangible assets consisted of the following as of December 31, 2018:

	Original Cost	Accumulated Amortization	Net Book Value
Developed technology	$29,820	$(8,454)	$21,366
Trade names and trademarks	2,000	(413)	1,587
Independent sales agency network	4,500	(1,569)	2,931
Non-compete agreements	260	(53)	207

Total	$36,580	$(10,489)	$26,091

Amortization of intangible assets, calculated on a straight-line basis or using an accelerated method, which reflects the pattern in which the economic benefits of the intangible assets are consumed, was $6,043, $3,669 and $2,037 for the years ended December 31, 2019, 2018 and 2017, respectively. Estimated future annual amortization expense related to these intangible assets is as follows:

2020	$3,267
2021	3,332
2022	3,322
2023	3,358
2024	1,842
Thereafter	5,676

Total	$20,797